Matthews Asia Strategic Income Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 64.9%

	Face Amount*	Value
CHINA/HONG KONG: 33.2%
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[b]	5,300,000	$5,244,085
HSBC Holdings PLC 6.375%[c], 03/30/25[d]	4,900,000	5,194,000
CIFI Holdings Group Co., Ltd. 6.550%, 03/28/24[b]	4,500,000	4,403,367
Logan Property Holdings Co., Ltd. 5.250%, 02/23/23[b]	3,900,000	3,757,752
Franshion Brilliant, Ltd. 5.750%[c], 01/17/22[b,d]	3,400,000	3,291,103
KWG Group Holdings, Ltd. 5.875%, 11/10/24[b]	3,400,000	3,034,727
China Huaneng Group Co., Ltd. 3.950%, 04/21/26	CNY 20,000,000	2,809,087
CITIC Telecom International Finance, Ltd. 6.100%, 03/05/25[b]	2,300,000	2,391,567
Standard Chartered PLC 6.500%[c], 04/02/20[b,d]	2,250,000	2,264,625
KWG Group Holdings, Ltd. 7.875%, 09/01/23[b]	2,050,000	2,044,810
CIFI Holdings Group Co., Ltd. 7.750%, 09/20/20[b]	CNY 12,000,000	1,714,334
Agricultural Bank of China, Ltd. 4.300%, 04/11/29[b]	CNY 10,000,000	1,394,116

Total China/Hong Kong		37,543,573

INDONESIA: 14.6%
PB International BV 7.625%, 01/26/22[b]	5,100,000	5,196,752
Listrindo Capital BV 4.950%, 09/14/26[b]	3,500,000	3,549,000
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[b]	3,300,000	3,215,729
PT Perusahaan Listrik Negara 5.250%, 05/15/47[b]	2,500,000	2,839,669
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24[b]	1,900,000	1,739,429

Total Indonesia		16,540,579

INDIA: 10.6%
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[b]	4,440,000	4,325,396
Bajaj Finance, Ltd., Series 246 8.538%, 06/07/22	INR 200,000,000	2,875,158
Housing Development Finance Corp., Ltd. 9.000%, 11/29/28	INR 190,000,000	2,855,487
ICICI Bank UK PLC 5.375%[c], 09/26/28[b]	SGD 2,750,000	2,006,108

Total India		12,062,149

JAPAN: 4.0%
SoftBank Group Corp. 6.000%[c], 07/19/23[b,d]	4,850,000	4,486,250

Total Japan		4,486,250

	Face Amount*	Value
PHILIPPINES: 2.5%
Royal Capital BV 4.875%[c], 05/05/24[b,d]	2,800,000	$2,821,000

Total Philippines		2,821,000

TOTAL NON-CONVERTIBLE CORPORATE BONDS		73,453,551

(Cost $72,415,106)

FOREIGN GOVERNMENT OBLIGATIONS: 24.8%
VIETNAM: 6.5%
Debt and Asset Trading Corp. 1.000%, 10/10/25[b]	6,969,000	5,366,130
Vietnam Government Bond 5.200%, 01/12/22	VND 43,000,000,000	1,945,970

Total Vietnam		7,312,100

INDONESIA: 5.9%
Indonesia Government Bond 9.000%, 03/15/29	IDR 38,000,000,000	2,962,314
Indonesia Government Bond 8.250%, 05/15/29	IDR 34,550,000,000	2,597,834
Indonesia Government Bond 8.375%, 04/15/39	IDR 15,000,000,000	1,112,504

Total Indonesia		6,672,652

SRI LANKA: 4.5%
Sri Lanka Government Bond 7.850%, 03/14/29[b]	5,100,000	5,125,810

Total Sri Lanka		5,125,810

MALAYSIA: 4.1%
Malaysia Government Bond 4.642%, 11/07/33	MYR 13,000,000	3,436,302
Malaysia Government Bond 3.478%, 06/14/24	MYR 4,800,000	1,157,927

Total Malaysia		4,594,229

PHILIPPINES: 3.5%
Republic of Philippines 3.900%, 11/26/22	PHP 123,000,000	2,369,583
Republic of Philippines 6.250%, 01/14/36	PHP 70,000,000	1,621,359

Total Philippines		3,990,942

SOUTH KOREA: 0.3%
Korea Treasury Bond 3.500%, 03/10/24	KRW 400,000,000	364,600

Total South Korea		364,600

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		28,060,333

(Cost $27,101,950)

CONVERTIBLE CORPORATE BONDS: 4.3%
CHINA/HONG KONG: 4.3%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	2,500,000	2,623,425

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Strategic Income Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
Weibo Corp., Cnv. 1.250%, 11/15/22	2,400,000	$2,240,400

Total China/Hong Kong		4,863,825

TOTAL CONVERTIBLE CORPORATE BONDS		4,863,825

(Cost $4,797,178)

TOTAL INVESTMENTS: 94.0%		106,377,709
(Cost $104,314,234)

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.0%		6,768,562

NET ASSETS: 100.0%		$113,146,271

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

*	All Values in USD unless otherwise specified

3M MYR-KLIBOR	Three Month Kuala Lumpur Interbank Offered Rate

6M INR-MIBOR	Six Month Mumbai Inter-Bank Offered Rate

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

MYR	Malaysian Ringgit

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

VND	Vietnamese Dong

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Unrealized
Currency			Settlement	Appreciation
Purchased	Currency Sold	Counterparty	Date	(Depreciation)

THB 127,529,500	USD 4,150,000	Merrill Lynch & Co., Inc.	01/21/20	$29,082

CNY 21,446,348	USD 3,112,000	Merrill Lynch & Co., Inc.	01/06/20	(111,609)
USD 2,980,937	CNY 21,446,348	Merrill Lynch & Co., Inc.	01/06/20	(19,454)
KRW 6,677,976,000	USD 5,680,000	Merrill Lynch & Co., Inc.	01/31/20	(90,242)
SGD 6,169,883	USD 4,515,000	Merrill Lynch & Co., Inc.	01/31/20	(45,093)
USD 2,701,972	INR 200,000,000	JPMorgan Chase & Co.	03/06/20	(72,892)

				(339,290)

Net Unrealized Depreciation				($310,208)

OTC INTEREST RATE SWAPS

Floating Rate Paid by Fund		Fixed Rate Received by Fund			Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)	Value	(Received)	(Depreciation)

6M INR-MIBOR, (29.740%)	Semi-annual	5.460%	Semi-annual	Bank of America, N.A.	06/19/2024	INR 204,000	$52,823	—	$52,823
3M MYR-KLIBOR, 3.390%	Quarterly	3.300%	Quarterly	Bank of America, N.A.	06/19/2024	MYR 13,000	17,018	—	17,018
6M THB-THBFIX, 1.675%	Semi-annual	1.610%	Semi-annual	Bank of America, N.A.	06/21/2024	THB 281,000	126,094	—	126,094
6M THB-THBFIX, 1.271%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	(25,182)	—	(25,182)

Total							$170,753	—	$170,753

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS